Other Disclosures - Maturities of contingent liabilities and commitments (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contingent Liabilities And Contingent Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 304,195
Financial Guarantees
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	11,723	€ 14,499	€ 17,244
Loan commitments
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	218,083	207,671	202,097
Other Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	74,389	€ 64,917	€ 57,055
1 month | Contingent Liabilities And Contingent Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	132,391
1 month | Financial Guarantees
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,100
1 month | Loan commitments
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	71,860
1 month | Other Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	58,431
3 months | Contingent Liabilities And Contingent Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	15,659
3 months | Financial Guarantees
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,737
3 months | Loan commitments
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	12,436
3 months | Other Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,486
3 to 12 months | Contingent Liabilities And Contingent Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	33,360
3 to 12 months | Financial Guarantees
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,437
3 to 12 months | Loan commitments
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	22,749
3 to 12 months | Other Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	6,174
1 to 3 years | Contingent Liabilities And Contingent Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	40,010
1 to 3 years | Financial Guarantees
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,728
1 to 3 years | Loan commitments
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	35,632
1 to 3 years | Other Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,650
3 to 5 years | Contingent Liabilities And Contingent Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	47,737
3 to 5 years | Financial Guarantees
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,029
3 to 5 years | Loan commitments
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	43,205
3 to 5 years | Other Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,503
More than five years | Contingent Liabilities And Contingent Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	35,038
More than five years | Financial Guarantees
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	692
More than five years | Loan commitments
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	32,201
More than five years | Other Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 2,145